ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) - Schedule of Changes in Accumulated Other Comprehensive Income (Details) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	$ 16,891	$ 17,917	$ 13,010	$ 13,076
Ending balance	17,851	16,891	15,839	13,010
Total
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	707	1,121	548	204
Other comprehensive income (loss) before reclassifications	(674)	(535)	165	437
Amounts reclassified to net income	(91)	9	(37)	(6)
Deferred income tax benefit (expense)	160	112	(3)	(87)
Ending balance	102	707	673	548
Change in Net Unrealized Investment Gains (Losses)
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	18	754	306	(12)
Other comprehensive income (loss) before reclassifications	208	(947)	109	410
Amounts reclassified to net income	6	9	(37)	(6)
Deferred income tax benefit (expense)	(58)	202	6	(86)
Ending balance	174	18	384	306
Foreign Currency Translation
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	15	16	(23)	(61)
Other comprehensive income (loss) before reclassifications	(2)	(1)	152	46
Amounts reclassified to net income	0	0	0	0
Deferred income tax benefit (expense)	(3)	0	(21)	(8)
Ending balance	10	15	108	(23)
Change in Discount Rate for Future Policy Benefits
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	461	280	304	362
Other comprehensive income (loss) before reclassifications	(720)	233	6	(83)
Amounts reclassified to net income	(97)	0	0	0
Deferred income tax benefit (expense)	187	(52)	(14)	25
Ending balance	(169)	461	296	304
Change in Instrument-Specific Credit Risk for Market Risk Benefits
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	140	(3)	(140)	(189)
Other comprehensive income (loss) before reclassifications	(156)	182	(99)	68
Amounts reclassified to net income	0	0	0	0
Deferred income tax benefit (expense)	33	(39)	25	(19)
Ending balance	17	140	(214)	(140)
Defined Benefit Pension Plan Adjustment
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	73	74	101	104
Other comprehensive income (loss) before reclassifications	(4)	(2)	(3)	(4)
Amounts reclassified to net income	0	0	0	0
Deferred income tax benefit (expense)	1	1	1	1
Ending balance	$ 70	$ 73	$ 99	$ 101